EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
               Supplement to Statements of Additional Information
                              Dated August 1, 2004

                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
                Supplement to Statement of Additional Information
                             Dated September 1, 2004

                  EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                Supplement to Statement of Additional Information
                             dated November 1, 2004

                       EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                     EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                      EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                Supplement to Statement of Additional Information
                             Dated December 1, 2004

                       EATON VANCE DIVERSIFIED INCOME FUND
                Supplement to Statement of Additional Information
                             Dated December 6, 2004

                         EATON VANCE FLOATING-RATE FUND
                  EATON VANCE FLOATING-RATE & HIGH INCOME FUND
               Supplement to Statements of Additional Information
                               DATED MARCH 1, 2005

                 EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
               EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND
                         EATON VANCE PRIME RATE RESERVES
                      EV CLASSIC SENIOR FLOATING-RATE FUND
               Supplement to Statements of Additional Information
                               Dated April 1, 2005

                           (collectively, "the Funds")

Effective April 29, 2005, Benjamin C. Esty and Ralph F. Verni were elected noninterested Trustees. The following amends the biographical information in the Trustees' table under "Management and Organization".

                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                                                                   FUND COMPLEX       OTHER
                         POSITION(S) WITH       TERM OF OFFICE AND   PRINCIPAL OCCUPATIONS(S)       OVERSEEN BY   DIRECTORSHIPS
NAME AND DATE OF BIRTH      THE TRUST           LENGTH OF SERVICE     DURING PAST FIVE YEARS        TRUSTEE(1)        HELD
----------------------   -----------------      ------------------   ------------------------      -------------  -------------
NONINTERESTED TRUSTEES
  BENJAMIN C. ESTY       Trustee                Since 2005            Professor, Harvard University    135        None
  1/2/63                                                              Graduate School of Business
                                                                      Administration (since 2003).
                                                                      Formerly, Associate Professor,
                                                                      Harvard University Graduate
                                                                      School of Business
                                                                      Administration (2000-2003).

  RALPH F. VERNI         Trustee                Since 2005            Consultant and private           135       Director of W.P.
  1/26/43                                                             investor (since 2000). Formerly            Carey & Company LLC
                                                                      President and Chief Executive              (manager of real
                                                                      Officer, Redwood Investment                estate investment
                                                                      Systems, Inc. (software                    trusts)
                                                                      developer (2000).  Formerly,
                                                                      President and Chief Executive
                                                                      Officer, State Street Research
                                                                      & Management (investment
                                                                      adviser), SSRM Holdings (parent
                                                                      of State Street Research &
                                                                      Management), and SSR Realty
                                                                      (institutional realty manager)
                                                                      (1992-2000).

(1)  Includes both master and feeder funds in a master-feeder structure.

In connection with the appointment of new Trustees, the members of the Audit Committee and Special Committee have changed. The new Committee members are as follows:

AUDIT COMMITTEE: Messrs. Reamer (Chair), Hayes, Park, Verni and Ms. Stout.

SPECIAL COMMITTEE: Messrs. Hayes (Chair), Esty, Park, Pearlman, Reamer and Ms. Stout.




May 2, 2005

                     EATON VANCE HIGH YIELD MUNICIPALS FUND
                   Supplement to Prospectus dated June 1, 2004

             EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
                 Supplement to Prospectuses dated August 1, 2004

                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
                Supplement to Prospectus dated September 1, 2004

                       EATON VANCE DIVERSIFIED INCOME FUND
                 Supplement to Prospectus dated December 6, 2004

                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                       EATON VANCE FLORIDA MUNICIPALS FUND
                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                     EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NATIONAL MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                    EATON VANCE WEST VIRGINIA MUNICIPALS FUND
                        EATON VANCE INCOME FUND OF BOSTON
                Supplement to Prospectuses dated February 1, 2005

                         EATON VANCE FLOATING-RATE FUND
                  EATON VANCE FLOATING-RATE & HIGH INCOME FUND
                     EATON VANCE GOVERNMENT OBLIGATIONS FUND
                          EATON VANCE HIGH INCOME FUND
              EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
                    EATON VANCE TAX-MANAGED MID-CAP CORE FUND
               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
                  EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                       EATON VANCE TAX-MANAGED VALUE FUND
                 Supplement to Prospectuses dated March 1, 2005

THE FOLLOWING IS ADDED TO "CHOOSING A SHARE CLASS" UNDER "PURCHASING SHARES":

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class B shares held within the purchasing shareholder's account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of Class B shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class C shares held within the purchasing shareholder's account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of Class C shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.









May 2, 2005                                                              COMBPS1

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                   Supplement to Prospectus dated June 1, 2004

                       EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                     EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                      EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                 Supplement to Prospectus dated December 1, 2004



THE FOLLOWING IS ADDED TO "CHOOSING A SHARE CLASS" UNDER "PURCHASING SHARES":

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class B shares held within the purchasing shareholder's account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of Class B shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.




May 2, 2005                                                              COMBPS2